FINANCIAL LIABILITY	6 Months Ended
Jun. 30, 2025
Financial Liability
FINANCIAL LIABILITY

NOTE 7. FINANCIAL LIABILITY

Failed Sale and Leaseback

In March 2022, New Rise Reno engaged in a sale and leaseback transaction with Twain GL XXVIII, LLC (“Twain”) involving a 99-year lease of property. The agreement provides for a mandatory repurchase clause. As a result, the transaction does not meet the criteria for a sale and leaseback transaction and is instead treated as a financial liability by the Company. Encore DEC, LLC (“Encore”), a related party is a guarantor for this financial liability. Encore is 100% owned by Randy Soule who is the majority shareholder of the Company.

The financial liability is categorized as long-term liability and the amount due is $132,786,623 and $132,767,058 as of June 30, 2025 and December 31, 2024, respectively, which is presented net of unamortized closing costs.

As of June 30, 2025 and December 31, 2024, the Company’s financial liability is secured by substantially all of New Rise Reno’s assets located in McCarran, Nevada. The financial liability bears interest equal to 7.28% (“Base Interest”) and is payable quarterly. Additionally, the financial liability includes supplemental interest payments beginning June 30, 2023 equal to 2.48 % of the Base Interest, with increases to 5.02%, 7.63%, and 10.30% of the Base Interest in the succeeding three years, respectively. Beginning in the sixth year the supplemental interest will be adjusted on an annual basis in accordance with the Consumer Price Index (“CPI”). All rent payments as per the lease agreement are classified as interest. Principal payment is not due in the first five years of the lease. Beginning on the first day of the sixth year of the lease, on the first business day of each month of every calendar year during the term, tenant shall pay to landlord in addition to Base Interest and supplemental interest, an amount equal to the prior calendar month’s gross revenue generated at the project after deducting the following: (i) normal and customary operating expenses, (ii) Base Interest, (iii) supplemental interest, (iv) any additional rent, and (v) debt service and other payments to lender under the leasehold encumbrance.

The gross financial liability balance was $136,533,315 at June 30, 2025 and December 31, 2024, respectively, which is presented net of the unamortized closing costs of $ 3,746,692 and $3,766,257, respectively, as of June 30, 2025 and December 31, 2024. At June 30, 2025 and December 31, 2024, unpaid accrued interest and late fees on the financial liability was $18,860,157 and $10,812,055, respectively.

XCF GLOBAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Additionally, in connection with the issuance of this financial liability, the Company incurred direct costs and closing fees totaling $3,873,864. These costs have been recognized as debt closing costs and are being amortized over the term of the financial liability. During the periods ended June 30, 2025 and December 31, 2024, $19,565 and $39,130, respectively, of debt closing costs for each period have been capitalized as construction in progress.

On April 18, 2025 and April 30, 2025, the Company received notice that New Rise Reno is in default of the terms of the financial liability for its failure to make certain payments that are due and owing thereunder. In the notices, Twain sought immediate payment from Reno to cure the claimed default.

On June 11, 2025, New XCF, New Rise Reno and the Twain entered into a forbearance agreement (“Forbearance Agreement”), pursuant to which Twain has agreed to forbear from exercising its rights and remedies (i.e. to terminate and accelerate all payment) under the lease and related documents and/or applicable law with respect to any alleged defaults or alleged events of default until September 3, 2025. In consideration of the forbearance, New XCF issued 4,000,000 shares of New XCF Class A common stock to the Twain (“Landlord Shares”). The net proceeds of any sale of the shares are to be credited on a dollar-for-dollar basis against any remaining principal, interest, and penalties owed by New Rise Reno. Although the Landlord Shares were legally issued by the Company on June 10, 2025 (“Forbearance Date”), they are not considered issued for accounting purposes on the Forbearance Date since they represent the addition of embedded settlement mechanisms to the financial liability and any excess Landlord Shares are required to be returned to the Company. The Company evaluated the Forbearance Agreement under ASC 470-60, Troubled Debt Restructurings by Debtors, and concluded that the arrangement represents a troubled debt restructuring of the financial liability because Twain granted concessions that it otherwise would not have considered in light of the Company’s financial condition. As of the Forbearance Date, the total principal due on the financial liability was $136,533,315 and the total interest and penalties due on the financial liability was $17,407,707. The Company concluded that the future undiscounted cash payments required under the financial liability after the Forbearance Date are greater than its current carrying amount. Accordingly, the Company did not recognize a restructuring gain and, instead, adjusted the financial liability’s effective interest rate.